NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments	$ 215,133	$ 183,370	$ 816,522	$ 511,543
Beneficial Conversion Feature Discount			732,565
Discount charged to operations	99,157	260,035	707,698	2,322,909
Lease Payments	59,459		119,921
Chief Executive Officer [Member] | Convertible Debt [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Conversion Price (in Dollars per share)	$ 0.25		$ 0.25	$ 0.25
Chief Executive Officer [Member] | Convertible Debt [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Conversion Price (in Dollars per share)	$ 0.25		$ 0.25	$ 0.25
Chief Executive Officer [Member] | Convertible Debt [Member] | Interest Rate as of July 1, 2014 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	1.90%		1.90%
Chief Executive Officer [Member] | Convertible Debt [Member] | Interest Rate as of November 17, 2014 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	0.00%		0.00%
Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Amount	4,500		4,500	4,500
Monthly Installments Through			No due date	No due date
Notes	Twenty-nine		Twenty-nine	Twenty-nine
Interest Rate	8.00%		8.00%	8.00%
Interest accrued	0
Shareholder [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Amount	1,500,000		1,500,000
Monthly Installments Through			August 15, 2017	August 15, 2017
Due	Aug. 15, 2017
Notes	Four		Four
Interest Rate	0.00%
Interest Rate	21.00%		21.00%
Vehicles [Member] | Capital Lease Obligations [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Lease Payments	609		6,928
Vehicles [Member] | Capital Lease Obligations [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Lease Payments	5		440
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member] | Maximum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	7.50%		7.50%
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member] | Minimum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	2.32%		2.32%
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Secured by	Vehicles
Due	Dec. 01, 2015		Dec. 01, 2015
Interest accrued	4,709		6,023
Lease Payments	59,458		54,018
Vehicles [Member] | Capital Lease Obligations [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Monthly Installments Through	January 2015
Interest Rate	9.96%		9.96%	9.96%
Installments	614		614	614
Lease Payments	614		7,368
Quarterly payments			January 2015	January 2015
Vehicles [Member] | Secured Debt [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Lease Payments	1,505		5,721
Vehicles [Member] | Secured Debt [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Lease Payments	52		510
Vehicles [Member] | Secured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Monthly Installments Through	June 2015
Interest Rate	8.26%		8.26%
Installments	519		519
Lease Payments	1,558		6,232
Notes Payable to Banks [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments	166,667		666,667
Notes Payable to Banks [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments	2,801		32,376
Notes Payable to Banks [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	4.75%		4.75%	4.75%
Notes Payable to Banks [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Amount	1,000,000		1,000,000	1,000,000
Principal Payments	55,556		55,556	55,556
Payments			660,439	660,439
Pay note payable	660,439
Working Capital	339,561		339,561	339,561
Secured by	first priority perfected security interest in all personal property of the Company		first priority perfected security interest in all personal property of the Company	first priority perfected security interest in all personal property of the Company
Due	May 26, 2015		May 26, 2015	May 26, 2015
Convertible Notes Payable [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments			20,000
Conversion Price (in Dollars per share)	$ 0.25		$ 0.25	$ 0.25
Convertible Notes Payable [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments			52,319
Conversion Price (in Dollars per share)			$ 0.25	$ 0.25
Convertible Notes Payable [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Secured by			subordinated interest in a majority of the Company's assets	subordinated interest in a majority of the Company's assets
Due	Jan. 01, 2016		Dec. 31, 2015
Notes	18		18	18
Interest Rate	1.90%		1.90%	1.90%
Beneficial Conversion Feature Discount	732,565		732,565
Discount charged to operations	99,157		335,887
Interest accrued	3,068
Financial Guarantee [Member] | Secured Debt [Member] | Prime Rate [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	2.00%		2.00%
Financial Guarantee [Member] | Secured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Principal Payments	5,582		5,493
Secured by	all assets of The Fresh Diet, the life insurance policies maintained on two of the shareholders of the Company, and personally guaranteed by these shareholders		all assets of The Fresh Diet, the life insurance policies maintained on two of the shareholders of the Company
Due	Oct. 01, 2019		Oct. 01, 2019
Interest accrued	1,581		2,256
Interest Rate as of March 31, 2015	5.25%
Mortgages [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments	13,650		54,600
Mortgages [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments	3,536		15,444
Mortgages [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	3.00%		3.00%	3.00%
Mortgages [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Amount	546,000		546,000	546,000
Principal Payments	4,550		4,550	4,550
Payments due	Monthly
Monthly Installments Through	March 2018		March 2018	March 2018
Convertible Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Amount	200,000		200,000
Due	Jun. 30, 2016
Interest Rate	1.00%		1.00%
Conversion Price (in Dollars per share)	$ 1.54		$ 1.54
Interest accrued	500
Principal Due	100,000		100,000
Notes Payable, Other Payables [Member] | Diet at Your Doorstep [Member] | Maximum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Principal Payments	40,000		40,000
Notes Payable, Other Payables [Member] | Diet at Your Doorstep [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Payments	0		159
Due	May 01, 2015
Quarterly payments	quarterly payments in the form of 10% of revenue attributed to sales to customers who transition to The Fresh Diet's meal plans		10% of revenue attributed to sales to customers who transition to the Fresh Diet's meal plans
Notes Payable, Other Payables [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Amount	699,970		699,970
Due	Aug. 17, 2017		Aug. 17, 2017
Notes	Two		Two
Interest Rate	4.00%		4.00%
Interest accrued	7,000
Interest Rate	21.00%		21.00%
Secured Debt [Member] | Note Payable, Due October 1, 2019 [Member] | Prime Rate [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	1.75%		1.75%
Secured Debt [Member] | Note Payable, Due October 1, 2019 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Principal Payments	23,926		23,558
Secured by	all assets of The Fresh Diet		all assets of The Fresh Diet and personally guaranteed by the spouse of one of its officers
Due	Dec. 20, 2017		Dec. 20, 2017
Interest accrued	3,806		5,616
Interest Rate as of March 31, 2015	5.00%
Line of Credit [Member] | Prime Rate [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	2.00%		2.00%
Line of Credit [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Secured by	all corporate assets of The Fresh Diet and by a condominium owned by one of the former shareholders of The Fresh Diet		all corporate assets and by a condominium owned by one of the shareholders
Interest accrued	984		1,334
Line of credit	75,000		75,000
Unsecured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Principal Payments	3,195		1,065
Payments			4,260
Due	Nov. 20, 2017		Nov. 20, 2017
Interest Rate	0.00%		0.00%
Installments	$ 1,065
Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Debt (Parentheticals) [Line Items]
Conversion Price (in Dollars per share)	$ 0.25		$ 0.25